Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

9.	Income Taxes.

Fourth quarter 2017 net income included $12,043,000, or $1.20 per share, due to a deferred tax benefit resulting from revaluing the Company’s net deferred tax liabilities per the Tax Cuts and Jobs Act of 2017. The Company’s net deferred tax liability was reduced as a result of the lower corporate income tax rates applicable to the Company going forward. The adjustment included $209,000 from reducing the effective tax rate for 2017 from 39.5% to 39.07% as a result of not being required to add to deferred taxes in anticipation of future taxable income in excess of $10 million where the federal rate increases from 34% to 35%.

Our tax rate including the effect of state income taxes, but not including excess tax benefits from stock option exercises, decreased from 39.07% to 27.05% for 2018. 2018 included $44.6 million in tax expense related to discontinued operations as a result of the taxes related to the gain on sale of our warehouses. Our effective income tax expense may vary, possibly materially, due to, changes in interpretations of the Tax Act or related accounting guidance and projected effective state tax rates.

The provision for income tax expense included in the financial statements (in thousands):

	Years Ended December 31,
	2019	2018	2017
Included in Net income:
Continuing operations	$2,962	524	7,350
Discontinued operations	2,542	45,286	(21)
	5,504	45,810	7,329
Comprehensive income	602	(275)	(14)

Total tax expense	$6,106	45,535	7,315

The provision for income taxes (income tax benefit) consists of the following (in thousands):

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$(8,225)	28,512	(1,779)
State	(7,799)	15,024	(433)
	(16,024)	43,536	(2,212)
Deferred	22,130	1,999	9,527

Total	$6,106	45,535	7,315

Current income tax expense in 2019 includes an $13,797,000 provision to return adjustment related to the deferral of current federal and state taxes due in connection with $50 million additional Opportunity Zone investment funds invested in June of 2019 but applied to the 2018 returns. In addition, 2019 includes an additional deferral reduction of $4,213,000 of current state taxes related to the $55 million Opportunity Zone investment in December of 2018 which were deferred rather than our prior 2018 tax position that the state taxes would not conform to the federal treatment. The aggregate of the provision to return adjustments in 2019 of $18 million offset current tax provision of $2 million absent these adjustments for a net current tax benefit of $16 million. As of December 31, 2019 the company has deferred taxes of approximately $31 million associated with $112 million of gains on sales reinvested through Opportunity Zone investments. These taxes are deferred until the earlier of the sale of the related investments or December 31, 2026 and 10% of gains are excluded from tax once the investments are held five years plus an additional 5% is excluded at seven years.

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	Year Ended December 31
	2019	2018	2017
Amount computed at statutory
Federal rate	$5,006	35,351	16,723
State income taxes (net of Federal
income tax benefit)	1,623	10,186	2,476
Tax Cut and Jobs Act of 2017	-	-	(11,834)
Other, net	(523)	(2)	(50)
Provision for income taxes	$6,106	45,535	7,315

In this reconciliation, the category “Other, net” consists of permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest paid and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities are presented below (in thousands):

	December 31,
	2019	2018	2017
Deferred tax liabilities:
Property and equipment	$49,932	28,329	25,212
Depletion	718	721	660
Unrealized rents	27	52	1,166
Prepaid expenses	76	38	431
Gross deferred tax liabilities	50,753	29,140	27,469
Deferred tax assets:
Employee benefits and other	642	1,159	1,487
Gross deferred tax assets	642	1,159	1,487
Net deferred tax liability	$50,111	27,981	25,982

The Company has no unrecognized tax benefits.

FRP tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of December 31, 2019, the earliest tax year that remains open for audit is 2014.